Other income and expenses - Financial costs, net (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)
Other income and expenses
Interest expenses from loans	€ (267)	€ (173)	€ (1,690)
Currency losses		(362)
Unwinding of the discount on lease liabilities	(584)	(865)	(339)	$ (339)
Interest income from loans and receivables	3	6	16
Financial costs, net	€ (848)	€ (1,394)	€ (2,013)